Goodwill, Intangibles and Other Assets (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2015	Sep. 30, 2014
Goodwill, Beginning balance	$ 496,415	$ 466,206	$ 466,206	$ 469,203
Acquisitions	617,715	0	34,465	0
Other Acquisitions	50,709	24,309
Dispositions			0	0
Translation and Other Adjustments	(2,728)	(1,190)	(4,256)	(2,997)
Goodwill, Ending balance	$ 1,162,111	$ 489,325	$ 496,415	$ 466,206